NOTE PAYABLE (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017	Feb. 29, 2016
Amortization of debt discount		$ 0	$ 0
Promissory Note
Note interest expense	$ 30,000
Amortization of debt discount	5,000
Accrued interest	$ 25,000